Acquisitions and License Agreements (Schedule of Reconciliation of Total Consideration) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 14, 2014	Mar. 19, 2014	Oct. 01, 2012
Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Total consideration, net of cash	$ 5,470.2
Plus: cash assumed in acquisition	445.1
Total consideration	5,915.3
Less: unpaid purchase consideration	(128.8)
Less: contingent consideration	0
Net assets acquired	5,786.5
Cadence Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Total consideration, net of cash		1,286.0
Plus: cash assumed in acquisition		43.2
Total consideration		1,329.2
Less: contingent consideration		0
Net assets acquired		1,329.2
CNS Therapeutics, Inc.
Business Acquisition [Line Items]
Total consideration, net of cash			95.0
Plus: cash assumed in acquisition			3.6
Total consideration			98.6
Less: contingent consideration			(6.9)
Net assets acquired			$ 91.7